Pension Plans And Other Postretirement Benefits (Schedule Of Assumptions Used) (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation assumption, Discount rate	4.30%	3.85%
Benefit obligation assumption, Rate of compensation increase	3.00%	3.00%
Net periodic benefit cost assumption, Discount rate	4.60%	4.30%
Net periodic benefit cost assumption, Expected return on plan assets	7.75%	7.75%
Net periodic benefit cost assumption, Rate of compensation increase	3.00%	3.00%
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation assumption, Discount rate	4.30%	3.85%
Net periodic benefit cost assumption, Discount rate	4.60%	4.30%